Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Options Outstanding

A summary of the status of the Company’s outstanding stock options as of December 31, 2018 and December 31, 2017 and changes during the periods ended on those dates is presented in the following table:

	Year Ended		Year Ended
	December 31, 2018		December 31, 2017
	Number of Stock Options	Weighted-average Exercise Price (CDN)	Number of Stock Options	Weighted-average Exercise Price (CDN)
Balance Beginning	591,609	$21.30	240,075	$33.00
Granted	372,866	$11.97	394,830	$15.60
Expired/Forfeited	(38,693)	$24.90	(43,296)	$34.80

Balance Ending	925,782	$17.32	591,609	$21.30

Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices

The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at December 31, 2018 are as follows:

Options Outstanding

Exercise Price (CDN)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$2.09	50,349	3.00	50,349
$3.28	31,498	6.67	31,498
$4.50	18,935	4.54	18,935
$4.80	3,040	1.71	3,040
$7.49	5,590	6.52	5,590
$9.00	11,481	6.52	11,481
$9.60	1,105	1.77	1,105
$11.70	6,667	1.93	6,667
$12.00	1,948	1.93	1,948
$12.90	50,000	5.30	12,500
$14.40	18,950	5.86	4,737
$15.00	16,667	5.11	4,167
$15.00	273,948	6.06	—
$17.10	277,519	5.05	69,380
$30.00	105,719	2.65	81,462
$30.60	6,120	1.98	6,120
$32.40	18,810	2.08	18,810
$41.70	658	0.96	658
$45.30	560	1.61	560
$51.60	15,371	1.44	15,371
$58.20	10,847	0.39	10,847

	925,782	4.82	355,225

Summary of Options are Granted to Directors, Officers, Employees and Consultants

Options are granted to Directors, Officers, Employees and Consultants at various times. Options are to be settled by physical delivery of shares.

Grant date/Person entitled	Number of Options	Vesting Conditions	Contractual life of Options
January 17, 2017, option grants to Employees	277,519	Vest as to 1⁄4 of the total number of Options granted, every year from Option Date	7 years
February 7, 2017 option grants to Employees	16,667	Vest as to 1/4 of the total number of Options granted, every year from Option Date	7 years
April 17, 2017, option grants to Employees	50,000	Vest as to 1/4 of the total number of Options granted, every year from Option Date	7 years
September 7, 2017, options granted to Consultants	6,667	Half vest in 3 months and the remaining half in 6 months	3 years
September 7, 2017, options granted to Directors	12,269	immediately	7 years
September 15,2017, options granted to Consultants	3,040	immediately	3 years
October 6, 2017, options granted to Consultants	1,105	immediately	3 years
November 8, 2017 option grants to Employees	18,950	Vest as to 1/4 of the total number of Options granted, every year from Option Date	7 years
December 4, 2017, options granted to Consultants	1,948	immediately	3 years
December 4, 2017, options granted to Consultants	6,667	Half vest immediately and the remaining half in 12 months	3 years
January 19, 2018 option grants to Employees	273,948	Options will vest the earlier of commercialization or 3 years from grant date	7 years
July 6, 2018, options granted to Directors	17,071	immediately	7 years
August 29, 2018, options granted to Directors	31,498	immediately	7 years
December 18, 2018, options granted to Consultants	50,349	immediately	3 years

Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan

The inputs used in the measurement of fair values at grant date of the share-based option plan are as follows:

	2018	2017
Fair Value at grant date (CDN)	$5.99	$8.70
Share price at grant date (CDN)	$10.79	$14.75
Exercise price (CDN)	$11.97	$15.52
Expected Volatility	90.12%	83.20%
Option Life	3 years	3-4 years
Expected dividends	nil	nil
Risk-free interest rate	1.90%	1.06%
(based on government bonds)

Summary of Outstanding Warrants

The following is a summary of outstanding warrants included in Shareholder’s Equity as at December 31, 2018 and December 31, 2017 and changes during the periods then ended.

	December 31, 2018		December 31, 2017
	Number of Warrants	Amount	Number of Warrants	Amount
Opening Balance	175,357	$741,917	188,381	$855,800
Expired during the year
Exercise Price CDN $1.25
Expiry March 18, 2018	(175,357)	(741,917)	—	—
Expired during the year
Exercise Price CDN $1.77
Expiry March 14, 2017	—	—	(13,024)	(113,883)

Ending Balance	—	$—	175,357	$741,917